Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.") - Operations of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
MAG's 44% equity pick up	$ (308)	$ 1,327
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Deferred income tax recovery (expense)	965	(2,134)
Exchange gain (loss)	(265)	(881)
Net income (loss )	700	(3,015)
MAG's 44% equity pick up	$ 308	$ (1,327)